Segment information (Details) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019 EUR (€)	Jun. 30, 2018 EUR (€)	Jun. 30, 2019 EUR (€) segment	Jun. 30, 2018 EUR (€)
Disclosure of operating segments [line items]
Number of reportable segments | segment			2
Revenues	€ 58,738	€ 49,676	€ 91,785	€ 87,583
Other income	8,852	7,358	16,724	14,289
Total revenues and other income	67,590	57,034	108,509	101,872
Operating loss	(44,367)	(33,750)	(97,610)	(65,786)
Financial (expenses)/income			1,834	6,867
Loss before tax	(47,188)	(21,698)	(95,776)	(58,919)
Income taxes	(61)	(75)	(129)	(137)
Net loss	€ (47,249)	€ (21,773)	(95,905)	(59,056)
Segment result [member]
Disclosure of operating segments [line items]
Operating loss			(80,859)	(55,246)
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenues			(3,581)	(4,126)
Total revenues and other income			(3,581)	(4,126)
Unallocated amounts [member]
Disclosure of operating segments [line items]
Operating loss			(16,751)	(10,540)
Research and Development Segment [Member]
Disclosure of operating segments [line items]
Revenues			86,907	81,942
Other income			16,717	14,287
Total revenues and other income			103,624	96,229
Research and Development Segment [Member] | Segment result [member]
Disclosure of operating segments [line items]
Operating loss			(81,269)	(57,446)
Fee For Services Segment [Member]
Disclosure of operating segments [line items]
Revenues			4,878	5,641
Other income			7	2
Total revenues and other income			8,466	9,770
Fee For Services Segment [Member] | Segment result [member]
Disclosure of operating segments [line items]
Operating loss			410	2,200
Fee For Services Segment [Member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenues			€ (3,581)	€ (4,126)